Convertible Note Payable (PIK Notes) (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Debt beneficial conversion feature				$ 104,204
Debt amortized debt discount				$ 104,169
Placement Agent - Katalyst Securities LLC [Member]
Commission percentage terms				The Company paid the Placement Agent, including its sub-agents, a commission of 10% of the funds raised from the investors introduced by the Placement Agent. In addition, the Placement Agent will receive warrants to purchase a number of shares of common stock equal to 10% of the shares of common stock issuable upon conversion of the Notes sold to the investors who were introduced to us by the Placement Agent (See note 7). The Company recognized $104,090 in expenses related to the Placement Agent commission for this offering which were recorded as a debt discount.
Commission				$ 104,090
Unsecured Convertible Notes [Member]
Convertible note principle amount	$ 327,500	$ 850,000	$ 420,000	$ 327,500
Debt interest percentage	6.00%	6.00%	6.00%	6.00%
Increase in interest rate	12.00%	12.00%	12.00%
Maturity date	Nov. 06, 2023	Nov. 06, 2023	Nov. 06, 2023
Conversion exercise price	$ 1.25	$ 1.25	$ 1.25	$ 1.25
Debt unamortized debt discount	$ 286,042		$ 245,179	$ 286,042
Convertible notes payable outstanding	1,597,500		420,000	1,597,500
Convertible Notes Payable One [Member]
Debt beneficial conversion feature				104,204
Debt amortized debt discount				356,204
Convertible Notes Payable [Member]
Debt amortized debt discount				63,342	0
Unsecured Convertible Notes with Related Parties [Member]
Convertible note principle amount	$ 100,000	$ 50,000	$ 250,000	$ 100,000
Debt interest percentage	6.00%	6.00%	6.00%	6.00%
Increase in interest rate	12.00%	12.00%	12.00%
Maturity date	Nov. 06, 2023	Nov. 06, 2023	Nov. 06, 2023
Conversion exercise price	$ 1.25	$ 1.25	$ 1.25	$ 1.25
Debt amortized debt discount				$ 28,344	$ 0
Debt unamortized debt discount	$ 117,105		$ 154,451	117,105
Convertible notes payable outstanding	400,000		250,000	400,000
Beneficial conversion feature and debt discount			$ 150,000
Additional notes related fee		$ 9,000